SUPPLEMENT Dated April 26, 2011
To The Current Prospectus

ING GoldenSelect Generations
ING GoldenSelect DVA

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

And

ING GoldenSelect DVA Plus NY

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Effective April 29, 2011 the following subadviser and fund name changes apply to the investment portfolios listed below.
These investment portfolios are currently open to new investments.

List of Subadviser and Fund Name Changes
Former Fund Name	Current Fund Name
ING Wells Fargo Health Care Portfolio	ING BlackRock Health Sciences Opportunities Portfolio (Class S)
Former Subadviser: Wells Fargo Funds Management, LLC	Current Subadviser: BlackRock Investment Management, LLC
ING Columbia Small Cap Value Portfolio	ING Columbia Small Cap Value II Portfolio (Class S)
ING Van Kampen Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio (Class S)
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio (Class S)

Gen-DVA-DVA Plus NY – X.GSGD-11	04/11

SUPPLEMENT Dated April 26, 2011
To The Current Prospectus

Wells Fargo ING Landmark
And
Wells Fargo ING Opportunities

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Effective April 29, 2011 the following subadviser and fund name changes apply to the investment portfolios listed below.
These investment portfolios are currently open to new investments.

List of Subadviser and Fund Name Changes
Former Fund Name	Current Fund Name
ING Wells Fargo Health Care Portfolio	ING BlackRock Health Sciences Opportunities Portfolio (Class S)
Former Subadviser: Wells Fargo Funds Management, LLC	Current Subadviser: BlackRock Investment Management, LLC
ING Columbia Small Cap Value Portfolio	ING Columbia Small Cap Value II Portfolio (Class S)
ING Van Kampen Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio (Class S)
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio (Class S)

WF Land-WFOpport – X.WFLO-11	04/11